Fair Value (Reconciliation of Assets and Liabilities Measured at Fair Value on Recurring Basis Using Level 3 Inputs) (Detail) - Fair Value, Measurements, Recurring [Member] - JPY (¥) ¥ in Millions		6 Months Ended
		Sep. 30, 2019		Sep. 30, 2018
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		¥ 1,165,128		¥ 1,227,291
Total gains (losses) for the period included in earnings, Assets		(20,234)		52,777
Total gains (losses) for the period included in other comprehensive income, Assets		(7,218)		(9,623)
Purchases, Assets		310,813		417,649
Issues, Assets		(773)		(429)
Sales, Assets		(122,068)		(178,314)
Settlements, Assets		(290,028)		(396,550)
Transfers into Level 3, Assets		67,885		28,556
Transfers out of Level 3, Assets		(18,945)		(6,857)
Level 3 assets, Ending balance		1,084,560		1,134,500
Change in unrealized gains (losses) included in earnings for assets still held at period end		(24,443)		31,963
Level 3 liabilities, Beginning balance		65,648		(25,528)
Total gains (losses) for the period included in earnings, Liabilities		(18,504)		(5,160)
Total gains (losses) for the period included in other comprehensive income, Liabilities		1,807		2,262
Purchases, Liabilities
Issues, Liabilities		2,338		848
Sales, Liabilities
Settlements, Liabilities		(9,708)		(11,902)
Transfers into Level 3, Liabilities		1,171		14,454
Transfers out of Level 3, Liabilities		(37,043)		24,235
Level 3 liabilities, Ending balance		39,103		5,005
Change in unrealized gains (losses) included in earnings for liabilities still held at period end		(16,212)		(1,049)
Others [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 liabilities, Beginning balance		65,648		(25,528)
Total gains (losses) for the period included in earnings, Liabilities	[1]	(18,504)		(5,160)
Total gains (losses) for the period included in other comprehensive income, Liabilities		1,807		2,262
Issues, Liabilities		2,338		848
Settlements, Liabilities		(9,708)		(11,902)
Transfers into Level 3, Liabilities	[2]	1,171		14,454
Transfers out of Level 3, Liabilities	[2]	(37,043)		24,235
Level 3 liabilities, Ending balance		39,103		5,005
Change in unrealized gains (losses) included in earnings for liabilities still held at period end	[1]	(16,212)		(1,049)
Trading Account Assets, Trading Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance	[3]	785,326		827,493
Total gains (losses) for the period included in earnings, Assets	[3],[4]	(20,158)		42,948
Purchases, Assets	[3]	134,609		274,937
Sales, Assets	[3]	(120,505)		(177,306)
Settlements, Assets	[3]	(105,890)		(181,133)
Transfers into Level 3, Assets	[3]	24,882		4,532
Transfers out of Level 3, Assets	[3]	(15,402)		(15,067)
Level 3 assets, Ending balance	[3]	682,862		776,404
Change in unrealized gains (losses) included in earnings for assets still held at period end	[3],[4]	(19,011)		40,167
Trading Account Assets, Trading Securities, Debt Securities [Member] | Foreign Government and Official Institution Bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		792		1,047
Total gains (losses) for the period included in earnings, Assets		347		214
Purchases, Assets		50,548		40,600
Sales, Assets		(48,068)		(40,710)
Settlements, Assets		(18)		(16)
Level 3 assets, Ending balance		3,601		1,135
Change in unrealized gains (losses) included in earnings for assets still held at period end		(11)		6
Trading Account Assets, Trading Securities, Debt Securities [Member] | Corporate Bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		31,384		23,092
Total gains (losses) for the period included in earnings, Assets		(76)		682
Purchases, Assets				729
Sales, Assets		(1,049)		(193)
Settlements, Assets		(3,621)		(1,375)
Transfers into Level 3, Assets	[5]	24,882		4,532
Transfers out of Level 3, Assets	[5]	(15,402)		(15,067)
Level 3 assets, Ending balance		36,118		12,400
Change in unrealized gains (losses) included in earnings for assets still held at period end		6		642
Trading Account Assets, Trading Securities, Debt Securities [Member] | Residential Mortgage-backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		35,181		41,141
Total gains (losses) for the period included in earnings, Assets		(1,425)		667
Sales, Assets		(11,134)
Settlements, Assets		(10,649)		(3,072)
Level 3 assets, Ending balance		11,973		38,736
Change in unrealized gains (losses) included in earnings for assets still held at period end		(1,109)		636
Trading Account Assets, Trading Securities, Debt Securities [Member] | Asset-backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		627,678		684,637
Total gains (losses) for the period included in earnings, Assets		(20,780)		38,155
Purchases, Assets		79,717		216,109
Sales, Assets		(60,249)		(136,388)
Settlements, Assets		(89,939)		(175,579)
Level 3 assets, Ending balance		536,427		626,934
Change in unrealized gains (losses) included in earnings for assets still held at period end		(18,740)		36,181
Trading Account Assets, Trading Securities, Debt Securities [Member] | Other Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		35,148		33,450
Total gains (losses) for the period included in earnings, Assets		(952)		2,346
Level 3 assets, Ending balance		34,196		35,796
Change in unrealized gains (losses) included in earnings for assets still held at period end		(952)		2,346
Trading Account Assets, Trading Securities, Equity Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		55,143		44,126
Total gains (losses) for the period included in earnings, Assets		2,728		884
Purchases, Assets		4,344		17,499
Sales, Assets		(5)		(15)
Settlements, Assets		(1,663)		(1,091)
Level 3 assets, Ending balance		60,547		61,403
Change in unrealized gains (losses) included in earnings for assets still held at period end		1,795		356
Trading Account Assets, Trading Derivatives [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		36,170		12,119
Total gains (losses) for the period included in earnings, Assets	[4]	4,283		3,739
Total gains (losses) for the period included in other comprehensive income, Assets		(107)		(545)
Purchases, Assets		99		582
Issues, Assets		(773)		(429)
Settlements, Assets		(21,616)		(34,413)
Transfers into Level 3, Assets		37,553		23,922
Transfers out of Level 3, Assets		(321)		8,424
Level 3 assets, Ending balance		55,288		13,399
Change in unrealized gains (losses) included in earnings for assets still held at period end	[4]	1,797		(7,391)
Trading Account Assets, Trading Derivatives [Member] | Interest Rate Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		(4,189)		14,596
Total gains (losses) for the period included in earnings, Assets		14,185		2,127
Total gains (losses) for the period included in other comprehensive income, Assets		(113)		(134)
Issues, Assets				(94)
Settlements, Assets		(5,471)		(18,154)
Transfers into Level 3, Assets		2,976		311
Transfers out of Level 3, Assets		(340)		(1,798)
Level 3 assets, Ending balance		7,048		(3,146)
Change in unrealized gains (losses) included in earnings for assets still held at period end		6,246		2,256
Trading Account Assets, Trading Derivatives [Member] | Foreign Exchange Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		18,191		6,736
Total gains (losses) for the period included in earnings, Assets		(10,614)		(12,064)
Total gains (losses) for the period included in other comprehensive income, Assets		(87)		(262)
Purchases, Assets		3		18
Settlements, Assets		4,037		(2,614)
Transfers into Level 3, Assets	[5]	34,577		23,611
Transfers out of Level 3, Assets		(144)		(2,863)
Level 3 assets, Ending balance		45,963		12,562
Change in unrealized gains (losses) included in earnings for assets still held at period end		(5,580)		(11,544)
Trading Account Assets, Trading Derivatives [Member] | Equity Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		2,862		(10,685)
Total gains (losses) for the period included in earnings, Assets		743		13,488
Total gains (losses) for the period included in other comprehensive income, Assets		87		(153)
Purchases, Assets		96
Issues, Assets		(419)
Settlements, Assets		(5,350)		(13,690)
Transfers out of Level 3, Assets		163		13,085	[5]
Level 3 assets, Ending balance		(1,818)		2,045
Change in unrealized gains (losses) included in earnings for assets still held at period end		703		964
Trading Account Assets, Trading Derivatives [Member] | Commodity Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		949		683
Total gains (losses) for the period included in earnings, Assets		(27)		156
Total gains (losses) for the period included in other comprehensive income, Assets		2		4
Purchases, Assets				564
Issues, Assets		(354)		(335)
Settlements, Assets				(1)
Level 3 assets, Ending balance		570		1,071
Change in unrealized gains (losses) included in earnings for assets still held at period end		645		900
Trading Account Assets, Trading Derivatives [Member] | Credit Derivatives [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		18,357		789
Total gains (losses) for the period included in earnings, Assets		(4)		32
Total gains (losses) for the period included in other comprehensive income, Assets		4
Settlements, Assets		(14,832)		46
Level 3 assets, Ending balance		3,525		867
Change in unrealized gains (losses) included in earnings for assets still held at period end		(217)		33
Investment Securities, Available-for-sale Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		283,434		350,660
Total gains (losses) for the period included in earnings, Assets	[6]	1,331		6,323
Total gains (losses) for the period included in other comprehensive income, Assets		(5,379)		(9,056)
Purchases, Assets		134,575		131,326
Settlements, Assets		(162,520)		(181,004)
Transfers into Level 3, Assets		5,450		102
Transfers out of Level 3, Assets		(3,020)		(89)
Level 3 assets, Ending balance		253,871		298,262
Change in unrealized gains (losses) included in earnings for assets still held at period end	[6]	(619)		(83)
Investment Securities, Available-for-sale Debt Securities [Member] | Foreign Government and Official Institution Bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		19,246		20,192
Total gains (losses) for the period included in other comprehensive income, Assets		209		(1,002)
Purchases, Assets		382		242
Settlements, Assets		(5,835)		(487)
Level 3 assets, Ending balance		14,002		18,945
Investment Securities, Available-for-sale Debt Securities [Member] | Corporate Bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		4,196		6,037
Total gains (losses) for the period included in earnings, Assets		(383)		4
Total gains (losses) for the period included in other comprehensive income, Assets		114		(3)
Purchases, Assets		20		1,670
Settlements, Assets		(641)		(5,318)
Transfers into Level 3, Assets		5,450	[5]	102
Transfers out of Level 3, Assets		(3,020)	[5]	(89)
Level 3 assets, Ending balance		5,736		2,403
Change in unrealized gains (losses) included in earnings for assets still held at period end		(619)		(83)
Investment Securities, Available-for-sale Debt Securities [Member] | Residential Mortgage-backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		15		15
Level 3 assets, Ending balance		15		15
Investment Securities, Available-for-sale Debt Securities [Member] | Commercial Mortgage-backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		2,038		2,430
Total gains (losses) for the period included in other comprehensive income, Assets		58		(104)
Settlements, Assets		(33)		(33)
Level 3 assets, Ending balance		2,063		2,293
Investment Securities, Available-for-sale Debt Securities [Member] | Asset-backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		131,455		161,172
Total gains (losses) for the period included in earnings, Assets		1,714		6,319
Total gains (losses) for the period included in other comprehensive income, Assets		(3,914)		(2,806)
Purchases, Assets		134,169		129,400
Settlements, Assets		(132,544)		(163,469)
Level 3 assets, Ending balance		130,880		130,616
Investment Securities, Available-for-sale Debt Securities [Member] | Other Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		126,484		160,814
Total gains (losses) for the period included in other comprehensive income, Assets		(1,846)		(5,141)
Purchases, Assets		4		14
Settlements, Assets		(23,467)		(11,697)
Level 3 assets, Ending balance		101,175		143,990
Investment Securities, Equity Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		27,820		28,359
Total gains (losses) for the period included in earnings, Assets	[6]	2,660		(1,199)
Purchases, Assets		5,636		2,203
Sales, Assets		(1,515)		(825)
Settlements, Assets		(1)
Transfers out of Level 3, Assets		(202)		(125)
Level 3 assets, Ending balance		34,398		28,413
Change in unrealized gains (losses) included in earnings for assets still held at period end	[6]	1,736		(1,602)
Investment Securities, Equity Securities [Member] | Nonmarketable Equity Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		27,820		28,359
Total gains (losses) for the period included in earnings, Assets		2,660		(1,199)
Purchases, Assets		5,636		2,203
Sales, Assets		(1,515)		(825)
Settlements, Assets		(1)
Transfers out of Level 3, Assets		(202)		(125)
Level 3 assets, Ending balance		34,398		28,413
Change in unrealized gains (losses) included in earnings for assets still held at period end		1,736		(1,602)
Others [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance		32,378		8,660
Total gains (losses) for the period included in earnings, Assets	[7]	(8,350)		966
Total gains (losses) for the period included in other comprehensive income, Assets		(1,732)		(22)
Purchases, Assets		35,894		8,601
Sales, Assets		(48)		(183)
Settlements, Assets		(1)
Level 3 assets, Ending balance		58,141		18,022
Change in unrealized gains (losses) included in earnings for assets still held at period end	[7]	¥ (8,346)		¥ 872

[1]	Included in Trading account profits (losses)—net.
[2]	Transfers into (out of) Level 3 for bifurcated embedded derivatives in Others were mainly caused by the decrease (increase) in the observability of the key inputs to the valuation models and a corresponding increase (decrease) in the significance of the unobservable inputs.
[3]	Includes Trading securities measured under the fair value option.
[4]	Included in Trading account profits (losses)—net and in Foreign exchange losses—net.
[5]	Transfers into Level 3 for Foreign exchange contract were mainly caused by the valuation using certain unobservable input. Transfers into (out of) Level 3 for corporate bonds were mainly caused by the decrease (increase) in liquidity or the availability of the quoted prices provided by third-party venders and Equity contracts—net were mainly caused by the change of valuation model and the change cease using certain unobservable input.
[6]	Included in Investment securities gains—net.
[7]	Included in Fees and commissions income and Other non-interest income.